[Graphic Omitted]

                      COLONIAL HIGH INCOME MUNICIPAL TRUST

                                 Annual report

                               December 31, 1997

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                 COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS

                       JANUARY 1, 1997 - DECEMBER 31, 1997

Investment Objective: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities.

The Fund is Designed to Offer:
  o  Potential for high tax-free income
  o  Professional management
  o  Expert credit analysis

Portfolio Manager Commentary: "In the municipal bond market, 1997 was marked by continued tight supply and strong demand, although supply did increase somewhat toward the end of the year. Late in the year, the Trust changed its strategy with a view towards accumulating more non-cyclical holdings. Our overall strategy remains based on the guiding principle of prudent risk management. We continually analyze both our current holdings and new issues across sectors, and decide to buy or sell a security based on whether it will increase value for investors." -- Bonny Boatman

                Colonial High Income Municipal Trust Performance

Distributions declared per share (1)                $0.546
--------------------------------------------------------------------------------
                                          NAV                   Market Price
12-month total return, assuming
reinvestment of all distributions         9.57%                     11.60%
--------------------------------------------------------------------------------
Price per share                          $8.56                      $8.63

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

Top Five Sectors
(as of 12/31/97)
----------------------------------------

Housing ......................  16.4%
Nursing ......................  14.6%
Refunded .....................  7.9%
Hospital .....................  7.1%
Industrial ...................  6.0%

Quality Breakdown
(as of 12/31/97)

AAA:  9.6%

AA:  5.0%

A:  10.7%

BBB: 25.7%

BB:  1.5%

B:  0.3%

Non-rated:  46.5%

Short-term obligations & other:   0.7%

Sector and quality breakdowns are calculated as a percent of total investments, including short-term obligations. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications
(SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.
--------------------------------------------------------------------------------


                                       2
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                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

I am pleased to present the annual report for Colonial High Income Municipal Trust. This report reflects on the investment environment for the 12 months ended December 31, 1997 and on the performance of your Fund.

The year just ended saw continued strong economic growth in the United States, reflected by record highs in the stock market and the lowest unemployment rate in a generation. In the first half of the year, concerns that this growth would lead to renewed inflation led the Federal Reserve Board to raise short-term interest rates. Inflation remained under control, and interest rates declined through the second half of 1997, fueling a rally in the bond market. Our economic expectations for 1998 include slowing economic growth and continued subdued inflation.

In the area of municipal bonds, yield spreads between high and low quality bonds tightened as the year progressed. That meant investors were not being rewarded for taking on the additional risk associated with lower quality, non-rated issues. These bonds also remained in short supply for most of the year, resulting in higher prices. Even when the supply increased at the end of the year, the price of lower quality bonds kept rising as investors increasingly "reached" for yield. This benefited the types of bonds held by your Fund.

Municipal bond funds such as Colonial High Income Municipal Trust offer investors a number of attractive benefits including tax-exempt income that compares favorably to inflation, and diversification of your fixed-income portfolio.

We look forward to updating you on the Fund's performance six months from now, in the semiannual report.

Respectfully,

/S/ Harold W. Cogger
-----------------------
Harold W. Cogger
President
February 9, 1998


Because market conditions change frequently, there can be no assurance that the trends described herein will continue.


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                                       3
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                            INVESTMENT PORTFOLIO
                        DECEMBER 31, 1997 (IN THOUSANDS)

MUNICIPAL BONDS - 99.4%                                     PAR         VALUE
--------------------------------------------------------------------------------
 EDUCATION - 3.9%
  Education - 1.1%
  CA Statewide Communities Development Corp.,
   J. Paul Getty Trust Center,
                           5.000% 10/01/23 (a)           $  3,000     $  2,925
                                                                     ---------
  Local General Obligations - 2.8%
   CA Roseville Unified High School District,
   Series B,

                          (b)     06/01/20 (a)              6,000        1,875
  NY New York City:
   Series 1997-A,
                           7.000% 08/01/07                  1,000        1,164
   Series C,
                           5.000% 08/01/23 (c)                700          663
                           5.375% 11/15/17                  1,880        1,873
   Series 1997-H,

                           6.000% 08/01/17                  1,400        1,477

  TX Irving Independent School District,
                          (b)     02/15/18                  1,000          360
                                                                      ---------
                                                                         7,412
                                                                      ---------
 ................................................................................
 HEALTHCARE - 24.2%
  Hospital - 7.1%
  AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                          11.000% 10/01/19                  3,375        3,442
  CA State Health Facilities Financing
   Authority, Kaiser Permanente,
    Series 1989-A,
                          (b)     10/01/12                  5,500        2,571
  CT Health Facilities Authority,
   Special Care Hospital,
                           5.375% 07/01/17                    500          496
  GA Clayton Hospital Authority,
   The Woodlands Foundation Inc.,
    Series 1991-A,
                           9.750% 05/01/21                  2,500        1,625
  IL State Health Facilities Authority,
   Edgewater Medical Center,
    Series A,
                           9.250% 07/01/24                  2,000        2,455

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

  MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project,
    Series A,
                            5.700% 11/01/15               $ 1,000     $   1,016
  MS Lowndes County,
   Golden Triangle Regional Medical Center,
    Series 1990,
                           8.500% 02/01/10                    250           270
  NJ Health Care Facilities Financing
   Authority, Raritan Bay Medical Center,
                           7.250% 07/01/27                  1,000         1,092
  PA Allegheny County Hospital Development
   Authority, Ohio Valley General Hospital,
                           5.450% 01/01/28 (c)                700           704
  PA Delaware County Authority,
   Southeastern Pennsylvania Obligated Group,
    Series 1996:
                           6.000% 12/15/16                  1,400         1,472
                           6.000% 12/15/26                  1,000         1,048
  PA Mount Pleasant Business District Authority,
   Frick Hospital,
                           5.750% 12/01/27                  1,300         1,313
  VT State Educational & Health
   Buildings Authority,
   Springfield Hospital,
    Series A,
                           7.750% 01/01/13                  1,115         1,256
                                                                       --------
                                                                         18,760
                                                                       --------

  Intermediate Care Facilities - 1.7%
  IL Champaign,
   Hoosier Care Inc., 1st Mortgage,
    Series 1989-A,
                           9.750% 08/01/19                  1,445         1,543
  MA State Health & Educational
   Facilities Authority,
   Corporation for Independent Living,
                           8.100% 07/01/18                    730           798
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center:
    Series 1992-A,
                           9.750% 08/01/19                    930         1,107
    Series 1992-C,
                           9.750% 08/01/19                    905         1,077
                                                                       ---------
                                                                          4,525
                                                                       ---------

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                        PAR        VALUE
--------------------------------------------------------------------------------
 HEALTHCARE - CONT.
  Lifecare - 0.2%
  TN Metropolitan Government Nashville & Davidson
  County, Richland Place Inc. Project,
                           5.500% 05/01/23 (c)              $  500       $  500
                                                                      ----------

  Nursing Home - 15.2%
  CO Health Care Facilities Authority:
   American Housing Foundation Inc.,
    Series 1990-A,
                          10.250% 12/01/20                   1,400        1,400
   Pioneer Health Care,
    Series 1989,
                          10.500% 05/01/19                   2,000        2,073
  FL Flagler County Industrial
   Development Authority,
   South Florida Properties,
    Series 1988,
                          10.500% 12/01/18 (d)               2,420        1,936
  FL Gadsden County Industrial
   Development Authority,
   Florida Properties, Inc.,
    Series 1988-A,
                          10.450% 10/01/18                   1,890        1,942
  FL Jacksonville Industrial Development
   Beverly Enterprises,
                           9.750% 10/01/11                     875          946
  FL Leon County,
   Beverly Enterprises, Inc.,
    Series 1985,
                           9.800% 06/01/11                     785          881
  IA State Finance Authority,
   Care Initiatives Project,
    Series 1996,
                           9.250% 07/01/25                   1,000        1,348
  IN Gary Industrial Economic Development,
   West Side Health Care Center,
    Series 1987-A,
                          11.500% 10/01/17                   1,480        1,529
  IN Michigan City Health Facilities,
   Metropolitan Health Foundation
   Inc., Project,
                          10.000% 11/01/22                   3,085        3,085
  MA Boston,
   St. Joseph Nursing Care Center, Inc.
    Series 1990,
                          10.000% 01/01/20                     950        1,034

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                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

  MA State Industrial Finance Agency,
   American Health Foundation Inc.,
    Series 1989,
                          10.125% 03/01/19                $  2,005     $  1,504
  MO Saint Louis County Industrial
   Development Authority,
                          10.250% 12/01/16                   1,760        1,806
  NJ State Economic Development Authority,
   Geriatric & Medical Service, Inc.,
    Series B,
                          10.500% 05/01/20                   2,000        2,122
  NM City of Clovis,
   Retirement Ranches Project:
                          10.750% 04/01/19                     210          225
                          10.750% 04/01/19                   2,115        2,268
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc., 1st Mortgage,
     Series 1989,
                          10.125% 05/01/19                   2,583        2,506
  PA Washington County Industrial
   Development Authority, Central States,
    Series 1989,
                          10.250% 11/01/19                   1,835        1,876
  TN Metropolitan Government, Nashville
   & Davidson Counties Health &
   Education Facilities, Central States, 1st Mortgage,
    Series 1989,
                          10.250% 11/01/19                   1,725        1,764
  TX Bell County Health Facilities
   Development Corp., Heartway Corp. Project:
                          (b)     03/01/19                     255           63
                          9.500% 03/01/19                    1,500        1,526
  TX Kirbyville Heartway 3:
    Series A,
                          10.000% 03/20/18 (c)                 744          743
    Series B,
                          (b)     03/20/04 (c)                 106           53
  TX Whitehouse Health Facilities
   Development Corporation, Oak Brook
   Health Care Center,
    Series 1989,
                          10.000% 12/01/19                   1,780        1,865
  VA Virginia Beach Development Authority,
   Beverly Enterprises,
    Series 1985,
                          10.000% 04/01/10                   1,670        1,837

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR        VALUE
--------------------------------------------------------------------------------
 HEALTHCARE - CONT.
  Nursing Home - Cont.
  WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
                           7.100% 02/20/36                $  1,000      $ 1,145
  WI State Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
    Series 1993,
                          10.000% 11/01/22 (e)               2,775        2,775
                                                                    -----------
                                                                         40,252
                                                                    -----------

 ................................................................................
 HOUSING - 16.3%
  Assisted Living/Senior - 3.3%
  FL Clearwater Housing Authority,
   Hampton Apartments,
    Series 1994,
                           8.250% 05/01/24                   2,500        2,684
  IL State Development Finance Authority,
   Care Institute, Inc.,
                           8.250% 06/01/25                   1,300        1,438
  MN Roseville, Care Institute, Inc.,
    Series 1993,
                           7.750% 11/01/23                   1,740        1,757
  PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility,
    Series 1993-A,
                           8.250% 05/01/23                     860          917
  TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.,
                           9.000% 11/01/24                   1,800        2,016
                                                                     ----------
                                                                          8,812
                                                                     ----------

  Multi-Family - 9.9%
  FL Hialeah Housing Authority,
    Series 1991,
                           9.500% 11/01/21                   3,000        2,850
  FL State Housing Finance Agency,
   Windsong Apartments,
    Series 1993-C,
                           9.250% 01/01/19                   1,000          800
  GA Augusta Housing Authority,
   Mountain Ridge Holdings II Project,
    Series A,
                           8.960% 09/01/24 (d)               1,880        1,222

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
  MN Lakeville,
   Southfork Apartments Project:
    Series 1989-A,
                            9.875% 02/01/20               $  2,570     $  2,605
    Series 1989-B,
                          (f)     02/01/20                   1,099        2,454
  MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen,
    Series 1992,
                           9.250% 06/01/22                   1,075        1,196
  MN White Bear Lake,
   Birch Lake Townhome Project:
    Series 1989-A,
                          10.250% 07/15/19                   2,200        2,236
    Series 1989-B,
                          (f)     7/15/2019 (g)                747        1,402
  NC Eastern Carolina Regional Housing
   Authority, New River Apartments-Jacksonville,
    Series 1994,
                           8.250% 09/01/14                   1,900        1,995
  NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
                           7.375% 06/01/21 (e)                 421          422
  Resolution Trust Corp.,
   Pass Through Certificates,
    Series 1993-A,
                           8.500% 12/01/16 (e)               5,098        5,321
  TN Franklin Industrial Board,
   Landings Apartment Project,
    Series 1996-B,
                           8.750% 04/01/27                     950          973
  TX Galveston Pass Health Facilities Center
   Pass Through Certificates,
                           8.000% 08/01/23                   1,000        1,073
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments,
    Series 1990-A,
                          10.000% 01/01/21                   1,500        1,537
                                                                    -----------
                                                                         26,086
                                                                    -----------
  Single-Family - 3.1%
  LA Louisiana Housing Finance Agency,
   Residual Lien Mortgage,
    Series 1992,
                           7.375% 09/01/13                     715          752

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR         VALUE
--------------------------------------------------------------------------------
 HOUSING - CONT.
  Single-Family - Cont.
  NE State Investment Finance Authority,
   Single-Family Mortgage, RIB (variable rate),
   Series 1990-B,
                           11.155% 03/15/22               $  1,500     $  1,678
  OH State Housing Finance Agency,
   Single-Family Mortgage, RIB (variable rate),
   Series B-4,
                           9.517% 03/31/31                     975        1,090
  TX Bexar County Housing Finance Corp.
   GNMA Collateralized Mortgage,
   Series 1989-A,
                           8.200% 04/01/22                   2,760        2,901
  TX Harris County Housing Finance Corp.,
   Series 1987,
                           8.875% 12/01/17                     435          446
  WA State Housing Finance Commission,
   Series 1992 D-1,
                           6.150% 01/01/26                   1,200        1,335
                                                                    -----------
                                                                          8,202
                                                                    -----------

 ................................................................................
 OTHER - 7.9%
  Refunded/Escrowed (h)
  AZ Apache County School District
   Number 010 Round Valley
   Project of 1987,
    Series 1990-C,
                           9.875% 07/01/05                   2,000        2,195
  CA Colton Public Financing Authority,
   Series 1995,
                           7.500% 10/01/20                   2,000        2,343
  CO Denver City and County Airport:
   Series B,
                           7.250% 11/15/23                     580          661
   Series C,
                           6.125% 11/15/25                   2,280        2,559
  DE State Economic Development Authority,
   Riverside Hospital,
    Series 1992-A,
                           9.500% 01/01/22                     880        1,147
  ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
                           8.290% 02/15/21                   1,750        2,034
  IL State Health Facilities Authority,
   Hinsdale Hospital,
    Series 1990-C,
                           9.500% 11/15/19                     650          752

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

  MA State Industrial Finance Agency,
    Series 1990,
                            9.000% 10/01/20               $  2,315     $  2,648
  MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Bond of Chippewa,
    Series 1992-A,
                           9.250% 11/01/12                   1,055        1,306
  MO Hannibal Industrial Development Authority,
   Regional Healthcare Systems,
    Series 1992,
                           9.500% 03/01/22                   2,250        2,751
  NC Lincoln County,
   Lincoln County Hospital,
                           9.000% 05/01/07                     490          593
  WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital:
    Series 1993,
                           7.200% 07/01/03                     170          186
    Series 1993,
                           8.025% 07/01/20                   1,480        1,661
                                                                    -----------
                                                                         20,836
                                                                    -----------

 ................................................................................
 OTHER REVENUE - 16.1%
  Chemicals - 4.3%
  LA Saint Charles Parish,
   Union Carbide Corp.,
    Series 1992,
                           7.350% 11/01/22                   3,000        3,338
  SC York County,
   Hoechst Celanese Corp.,
    Series 1994,
                           5.700% 01/01/24                   4,000        4,110
  TX Port Corpus Christi Authority,
   Hoechst Celanese Corp,
                           7.500% 08/01/12                   3,500        3,850
                                                                    -----------
                                                                         11,298
                                                                    -----------

  Hotels - 1.0%
  MN Burnsville Commercial Development,
   Holiday Inn Project,
                          10.600% 06/01/06                   2,500        2,522
                                                                    -----------

  Industrial - 6.0%
  CO Mesa County Industrial Development
   Joy Technologies Incorporated,
    Series 1992,
                           8.500% 09/15/06                   1,000        1,139

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                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR        VALUE
--------------------------------------------------------------------------------
 OTHER REVENUE - CONT.
  Industrial - Cont.
  IL State Development Finance Authority,
   Armstrong World Industries, Inc. Project,
                            5.950% 12/01/24               $  1,000     $  1,076
  IL Will-Kankakee Regional Development
  Authority, Flanders Corp.,
                           6.500% 12/15/17                   1,000        1,020
  IN State Development Finance Authority,
   Inland Steel,
    Series A,
                           5.750% 10/01/11                     750          776
  LA Southern Louisiana Port Commission,
   Cargill, Inc. Project,
                           5.850% 04/01/17                   1,000        1,071
  MA State Industrial Finance Agency,
   House of Bianchi Inc.,
                           8.750% 06/01/18                     335          344
  MN Brooklyn Park,
   TL Systems Corp.,
    Series 1991,
                          10.000% 09/01/16                     770          955
  OH Cuyahoga County,
   Joy Technologies, Inc.,
    Series 1992,
                           8.750% 09/15/07                     550          631
  TN McKenzie Individual Development Board,
   American Lantern Co.,
                          10.500% 05/01/16                   2,107        2,107
  TX Trinity River Authority,
   Texas Instruments Project,
    Series 1996,
                           6.200% 03/01/20                   1,000        1,063
  WA Pilchuck Public Development Corp.,
   Goodrich (B.F.) Co. Tramco Project,
    Series 1993,
                           6.000% 08/01/23                   5,420        5,603
                                                                    -----------
                                                                         15,785
                                                                    -----------

  Oil & Gas - 0.5%
  NY State Environmental Facilities Corp.,
   Occidental Petroleum Corp. Project,
    Series 1995,
                           6.100% 11/01/30                   1,300        1,360
                                                                    -----------

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

  Other - 2.0%
  DC District of Columbia,
   Carnegie Endowment,
    Series 1996,
                            5.750% 11/15/10               $  2,000     $  2,142
  IN Hammond,
   Sewer and Solid Waste Disposal,
   American Maize Products Co.,
    Series 1994,
                           8.000% 12/01/24                   2,000        2,350
  MD Baltimore,
   Park Charles Project,
    Series 1986,
                           8.000% 01/01/10                     840          923
                                                                    -----------
                                                                          5,415
                                                                    -----------
  Paper Products - 1.5%
  GA Rockdale County Development Authority,
   Solid Waste Disposal, Visy Paper, Inc.,
    Series 1993,
                           7.500% 01/01/26                   3,600        3,938
                                                                    -----------
  Retail - 0.8%
  OH Lake County,
   North Madison Properties,
    Series 1993,
                           8.819% 09/01/11                     765          830
  VA Virginia Beach Development Authority,
   SC Diamond Associates, Inc.,
                           8.000% 12/01/10                   1,260        1,391
                                                                    -----------
                                                                          2,221
                                                                    -----------

 ................................................................................
 RESOURCE RECOVERY - 2.8%
  Disposal - 1.2%
  CT State Development Authority,
   Sewer Sludge Disposal Facilities,
    Series 1996,
                           8.250% 12/01/06                   1,050        1,106
  MA State Industrial Finance Agency:
   Massachusetts Environmental Services,
    Series 1994-A,
                           8.750% 11/01/21 (d)                 975          731
   Peabody Monofill Associates, Inc.,
    Series 1995,
                           9.000% 09/01/05                   1,215        1,355
                                                                    -----------
                                                                          3,192
                                                                    -----------

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR        VALUE
--------------------------------------------------------------------------------
 RESOURCE RECOVERY - CONT.
  Resource Recovery - 1.6%
  PA Delaware County Industrial
   Development Authority, Series A,
                           6.200% 07/01/19                $  4,000     $  4,300
                                                                    -----------

 ................................................................................
 TAX-BACKED - 6.7%
  Special Non-Property Tax - 2.1%
  IL Metropolitan Pier & Exposition
   Authority, McCormick Place Expansion
   Project, Series A,
                          (b)     06/15/16 (a)              10,000        3,850
  IL State Development Finance Authority,
   City of Marion Project,
    Series 1991,
                           9.625% 09/15/21                   2,425        1,819
                                                                    -----------
                                                                          5,669
                                                                    -----------

  Special Property Tax - 0.6%
  CA Carson,
    Series 1992,
                           7.375% 09/02/22                     185          200
  CA Fontana Redevelopment Agency
   Tax Allocation,
                           5.500% 10/01/27                     700          699
  CA Riverside County Public Financing Authority
   Redevelopment Projects,
    Series A,
                           5.500% 10/01/22                     650          657
                                                                    -----------
                                                                          1,556
                                                                    -----------

  State Appropriated - 2.7%
  NY Metropolitan Transportation Authority,
   Commuter Facilities Board, Project:
    Series 7,
                           5.625% 07/01/16                   4,000        4,075
    Series 1997-8,
                           5.250% 07/01/17                   3,240        3,208
                                                                    -----------
                                                                          7,283
                                                                    -----------

  State General Obligations - 1.3%
  PR Commonwealth of Puerto Rico,
                           5.375% 07/01/22                   1,250        1,269
  VI Virgin Islands Public Financing,
    Series 1992-A,
                           7.250% 10/01/18                   2,000        2,257
                                                                    -----------
                                                                          3,526
                                                                    -----------

                     Investment Portfolio/December 31, 1997
------------------------------------------------------------------------------

 TRANSPORTATION - 8.8%
  Air Transportation - 3.0%
  CO Denver City & County Airport,
   United Airlines Inc.,
    Series 1992-A,
                           6.875% 10/01/32                $  1,645     $  1,805
  TN Memphis-Shelby County Airport Authority,
   Federal Express Corp.,
                           5.350% 09/01/12                   1,200        1,229
  TX Alliance Airport Authority:
   American Airlines Project,
                           7.500% 12/01/29                   1,600        1,750
   Federal Express Corp.,
    Series 1996,
                           6.375% 04/01/21                   3,000        3,251
                                                                    -----------
                                                                          8,035
                                                                    -----------

  Airport - 2.1%
  CO Denver City and County Airport:
    Series B,
                           7.250% 11/15/23                   2,275        2,542
    Series C,
                           6.125% 11/15/25                   2,840        2,968
                                                                    -----------
                                                                          5,510
                                                                    -----------

  Toll Facilities - 3.7%
  CA San Joaquin Hills Transportation
   Corridor Agency,
    Series 1993:
                           5.000% 01/01/33                   6,130        5,839
                           6.750% 01/01/32                   1,500        1,691
                           7.000% 01/01/30                     775          883
  NY State Throughway Authority,
                           5.000% 04/01/17                   1,500        1,451
                                                                    -----------
                                                                          9,864
                                                                    -----------

 ................................................................................
 UTILITY - 12.7%
  Individual Power Producer - 3.8%
  FL Martin County Industrial
   Development Authority,
   Indiantown Cogeneration Project, Series 1994 A,
                           7.875% 12/15/25                   1,000        1,169

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR        VALUE
--------------------------------------------------------------------------------
 UTILITY - CONT.
  Individual Power Producer - Cont.
  NY New York City Industrial Development Agency,
  Brooklyn Navy Yard Bonds,
                           5.750% 10/01/36                $  1,200     $  1,207
  NY Port Authority of New York & New Jersey,
   KIAC Partners,
   Series 1996 IV,
                           6.750% 10/01/11                   2,000        2,230
  PA State Economic Development Finance
   Authority:
   Colver Project,
   Series D,
                           7.125% 12/01/15                   4,000        4,440
   Northampton Generating,
   Series A,
                           6.500% 01/01/13                   1,000        1,059
                                                                    -----------
                                                                         10,105
                                                                    -----------
  Investor Owned - 5.4%
  AZ Pima County Industrial Development
  Authority, Tucson Electric Power Co.,
   Series A,
                           6.100% 09/01/25                     750          765
  IL Bryant,
   Central Illinois Light Co.,
   Series 1993,
                           5.900% 08/01/23                   5,000        5,200
  IL Chicago,
   Peolple's Gas, Light & Coke Co.,
   Series 1990-A,
                           8.100% 05/01/20                   2,000        2,197
  NM Farmington,
   San Juan Public Service Co. Project,
   Series D,
                           6.375% 04/01/22                   1,300        1,396
  NY State Energy Research & Development
   Authority,
   Consolidated Edison Co.,
   Series 1991-A,
                           7.500% 01/01/26                   2,000        2,140
  PA Beaver County Industrial
   Development Authority,
   Ohio Edison Co.,
   Series 1989-A,
                           7.750% 09/01/24                   2,500        2,647
                                                                    -----------
                                                                         14,345
                                                                    -----------

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
  Municipal Electric - 1.2%
  VI Water and Power Authority Electric
   Systems,
   Series 1991-A,
                           7.400% 07/01/11                  $  960     $  1,037
  WA Chelan County Public Utilities District No. 1,
   Columbia River Rock Hydroelectric,
                          (b)     06/01/14 (a)               5,000        2,219
                                                                    -----------
                                                                          3,256
                                                                    -----------

  Water & Sewer - 2.3%
  LA Public Facility Belmont Water,
   Authority,
                           9.000% 03/15/24 (e)                 760          684
  MS Five Lakes Utility District,
                           8.250% 07/15/24                     500          400
  NJ State Economic Development
   Authority, Hills Development Co.,
                          10.500% 09/01/08                   2,000        2,045
  NY New York City Municipal Water
   Finance Authority,
    Series B,
                           5.250% 06/15/29                   3,000        2,970
                                                                    -----------
                                                                          6,099
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost of $250,331)                                263,589
                                                                    -----------

OPTIONS - 0.0%                                           CONTRACTS
-------------------------------------------------------------------------------
  March 1998 Treasury Bond Calls,
  Strike price 120, expiration 02/21/98
  (cost of $65)                                              6,500          124
                                                                    -----------
TOTAL INVESTMENTS  (cost of $250,396)(i)                                263,713
                                                                    -----------

SHORT-TERM OBLIGATIONS - 0.7%                                 PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (j)
  IL State Development Finance Authority,
   Ulich Children's Home Project,
                           4.150% 04/01/07                  $  500          500
  IN Portage,
    Pedcor Investments,
    Series B,
                           4.250% 08/01/30                     350          350

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - CONT.                                PAR        VALUE
--------------------------------------------------------------------------------
  MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1995-B,
                           4.150% 07/01/15                 $  900      $    900
                                                                    -----------

TOTAL SHORT-TERM OBLIGATIONS                                              1,750
                                                                    -----------

OTHER ASSETS & LIABILITIES, NET - (0.1%)                                   (273)
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                    $265,190
                                                                    ===========

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $9,058 are being used to collateralize the delayed delivery purchases indicated in note (c) below, open futures contracts and options.
(b)    Zero coupon bond.
(c) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $9,202 or 3.5% of net assets.
(f) Accrued interest accumulates in the value of the security and is payable at redemption.
(g) The value of this security represents fair value as determined in good faith under the direction of the trustees.
(h) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(i)    Cost for federal income tax purposes is $250,441.
(j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1997.

      Acronym                                                   Name
  --------------                                   ----------------------------
       RIB                                              Residual Interest Bond

Long futures contracts open at December 31, 1997:

                       Par value                                     Unrealized
                      covered by               Expiration          appreciation
      Type             contracts                  month             at 12/31/97
-------------------------------------------------------------------------------
 Treasury bond         $  4,500                   March              $    36

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

                                DECEMBER 31, 1997

(in thousands except for per share amount)
ASSETS
Investments at value (cost $250,396)                              $   263,713
Short-term obligations                                                  1,750
                                                                  -----------
                                                                      265,463

Cash                                                  $      94
Receivable for:
  Interest                                                5,341
  Investments sold                                           91
  Variation margin on futures                                27
Other                                                        15         5,568
                                                 --------------   -----------
     Total Assets                                                     271,031

LIABILITIES
Payable for:
  Investments purchased                                   4,393
  Distributions                                           1,410
Accrued:
  Deferred Trustees fees                                      4
Other                                                        34
                                                 --------------
     Total Liabilities                                                  5,841
                                                                  -----------
NET ASSETS  at value for 30,990
  shares of beneficial interest outstanding                      $    265,190
                                                                  ===========

Net asset value per share                                        $       8.56
                                                                  ===========

COMPOSITION OF NET ASSETS
Capital paid in                                                  $    287,254
Undistributed net investment income                                       261
Accumulated net realized loss                                         (35,678)
Net unrealized appreciation on:
  Investments                                                          13,317
  Open futures contracts                                                   36
                                                                  -----------
                                                                 $    265,190
                                                                  ===========

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

(in thousands)
INVESTMENT INCOME
Interest                                                             $  19,494

EXPENSES
Management fee                                      $     2,091
Transfer agent                                               66
Bookkeeping fee                                              67
Trustees fee                                                 19
Custodian fee                                                12
Audit fee                                                    35
Legal fee                                                   109
Reports to shareholders                                      16
Other                                                        85          2,500
                                                  --------------   -----------
   Net Investment Income                                                16,994
                                                                   -----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                            (4,770)
  Closed futures contracts                                  106
                                                   --------------
   Net Realized Loss                                                    (4,664)
Net unrealized appreciation
  during the period on:
  Investments                                            11,345
  Open futures contracts                                     36
                                                   --------------
   Net Unrealized Appreciation                                          11,381
                                                                   -----------
    Net Gain                                                             6,717
                                                                   -----------
 Increase in Net Assets from Operations                             $   23,711
                                                                   ===========

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                     Year ended December 31
                                                 --------------------------
INCREASE (DECREASE) IN NET ASSETS                 1997            1996
Operations:
Net investment income                           $   16,994     $    17,414
Net realized loss                                   (4,664)         (4,094)
Net unrealized appreciation (depreciation)          11,381          (1,987)
                                                ----------     -----------
    Net Increase from Operations                    23,711          11,333
Distributions from net investment income           (16,893)        (18,032)
                                                ----------     -----------
                                                     6,818          (6,699)
Fund share transactions
    Value of distributions reinvested                  604          --
                                                ----------     -----------
        Total Increase (Decrease)                    7,422          (6,699)
NET ASSETS
    Beginning of period                            257,768         264,467
                                                ----------     -----------
    End of period (including undistributed
      net investment income of $261 and $71,
      respectively)                             $  265,190     $   257,768
                                                ===========     ===========

NUMBER OF FUND SHARES
Issued for distributions reinvested                     71            --
    Outstanding at
      Beginning of period                           30,919          30,919
                                                ----------     -----------
      End of period                                 30,990          30,919
                                                ===========    ===========

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


NOTE 1. ACCOUNTING POLICIES
 ................................................................................
Organization: Colonial High Income Municipal Trust (the Fund), is a
Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

                Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average weekly net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average weekly net assets over $50 million.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
 ................................................................................
Investment activity: During the year ended December 31, 1997, purchases and sales of investments, other than short-term obligations, were $46,963,497 and $42,846,610, respectively.

Unrealized appreciation (depreciation) at December 31, 1997, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                    $  18,311,164
   Gross unrealized depreciation                       (5,039,467)
                                                 -----------------
      Net unrealized appreciation                   $  13,271,697
                                                 =================

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION - CONT.
 ................................................................................

Capital loss carryforwards: At December 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                           Year of                             Capital loss
                         expiration                            carryforward
                         ------------                   ----------------------
                            1998                      $            3,066,000
                            1999                                   3,140,000
                            2000                                   3,157,000
                            2001                                   5,578,000
                            2002                                   6,579,000
                            2003                                   5,268,000
                            2004                                   2,815,000
                            2005                                   5,981,000
                                                        ---------------------
                                                      $           35,584,000
                                                        =====================

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

                              FINANCIAL HIGHLIGHTS


Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                           Year ended December 31
                                  -----------------------------------------
                                    1997             1996          1995
                                  ----------       ----------    ----------
Net asset value -
   Beginning of period             $   8.340        $  8.550      $   7.960
                                  ----------       ----------    ----------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                  0.552           0.566          0.597
Net realized and
unrealized gain (loss)                 0.214          (0.193)         0.583
                                  ----------      ----------     ----------
   Total from Investment
    Operations                         0.766           0.373          1.180
                                  ----------      ----------     ----------

LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income            (0.546)         (0.583)        (0.590)
                                  ----------      -----------    ----------
Net asset value -
  End of period                    $   8.560        $  8.340      $   8.550
                                  ==========      ==========     ==========

Market price per share             $   8.630        $  8.250      $   7.380
                                  ==========      ==========     ==========
Total return based on net
    asset value (a)                    9.57%           4.71%         15.70%
                                  ==========      ==========     ==========
Total return based on market
  value (b)                           11.60%          20.09%         15.65%
                                  ==========      ==========     ==========

RATIOS TO AVERAGE NET ASSETS
Expenses                               0.96% (c)       1.00% (c)      1.06% (c)
Net investment income                  6.54% (c)       6.74% (c)      7.15% (c)
Portfolio turnover                       17%             15%            23%
Net assets at end
of period (000)                     $265,190        $257,768       $264,467

(a)  Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

------------------------------------------------------------------------------
Federal income tax information (unaudited)
All income distributions will be treated as exempt income for federal income tax purposes.
------------------------------------------------------------------------------

                          FINANCIAL HIGHLIGHTS - Coont.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                     Year
                ended December 31
          --------------------------
             1994           1993
            -------        ------

         $   8.670        $ 8.780
          ---------      ---------

             0.616          0.671

            (0.716)        (0.106)
          ---------       ---------

            (0.100)         0.565
          ---------       ---------

            (0.610)        (0.675)
          ---------       ---------

         $   7.960        $ 8.670
         ==========      ==========

         $   6.880        $ 8.250
         ==========      ==========

           (0.75)%          6.57%
         ==========      ==========

           (9.83)%          7.96%
         ==========      ==========

             1.03%          0.97%
             7.44%          7.58%
               20%            29%

          $245,967       $268,130

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL HIGH INCOME MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative audit procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1998

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Income Municipal Trust  is:
The First National Bank of Boston
100 Federal  Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001

Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                                                       HI-02/689E-1297 M (2/98)
--------------------------------------------------------------------------------